Restricted Cash	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Restricted Cash
RESTRICTED CASH
As at December 31, 2017, the Company had no restricted cash (December 31, 2016 - $18.3 million). The exploration commitments associated with the restricted cash were fulfilled in 2017. In 2016, restricted cash represented a cash collateralized letter of credit facility used to guarantee the Company's commitments on its Egyptian exploration concessions.